Warrants reserve (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Warrants Reserve
Number of warrants outstanding, beginning balance	38,968,037
Weighted average exercise price per share, beginning balance	$ 0.68
Weighted average remaining contractual life (years)	2 years 2 months 12 days	2 years 9 months 18 days
Number of warrants outstanding, warrants expired	(2,777,268)
Weighted average exercise price per share, warrants expired	$ 1.50
Number of warrants outstanding, ending balance	36,190,769	38,968,037
Weighted average exercise price per share, ending balance	$ 0.62	$ 0.68